Share-based Payments Arrangement - CHIEF's Outstanding Stock Options (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Granted on October 22, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	1,948	2,000	0
Number of options, Options granted	0	0	2,000
Number of options, Options forfeited	(12)	(52)
Number of options, Options outstanding at end of the year	1,936	1,948	2,000
Number of options, Option exercisable at end of the year	968	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 34.40	$ 43.00	$ 0
Weighted average exercise price, Options granted	0	0	43.00
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	34.40	34.40	43.00
Weighted-average exercise price, Options exercisable at end of the year	$ 34.40	$ 0	$ 0
Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options granted	950
Number of options, Options outstanding at end of the year	950
Number of options, Option exercisable at end of the year	0
Weighted average exercise price, Options granted	$ 147.00
Weighted average exercise price, Options forfeited	0
Weighted-average exercise price, Options outstanding at end of the year	147.00
Weighted-average exercise price, Options exercisable at end of the year	$ 0